Summary of Significant Accounting Policies - Advertising Costs (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Advertising expense	$ 827,000	$ 67,000